Share-Based Payment Arrangements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 19, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	80,865,751	78,079,203		78,079,203
One Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Rate Percentage	5.00%
Two Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Rate Percentage	5.00%
Three Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Rate Percentage	20.00%
Four Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Rate Percentage	30.00%
Five Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Rate Percentage	40.00%
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	The RSUs vest over a four-year service period, subject to the grantee’s continuous employment through each applicable vesting date. The RSAs vest over a five-year service period, with vesting occurring at 5%, 5%, 20%, 30%, and 40% over the respective service years, subject to continuous employment
Unrecognized compensation cost	$ 43,263,894
Weighted-average remaining vesting period	2 years 6 months
Fair value per share granted	$ 9.91
Number of shares granted	146,488
Stock unit granted to non employee	$ 1,464,880
Restricted Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation cost	$ 43,263,894
Weighted-average remaining vesting period	2 years 6 months
Fair value per share granted	$ 9.91
Class A Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	1,960,970		1,410,045
Class A Common Shares | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested	1
Number of shares issued	30,000
Fair value granted	$ 10
Compensation for service	$ 300,000